Taxation - Additional Information (Detail) - CNY (¥)		1 Months Ended		12 Months Ended
		Nov. 30, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Value added tax rate					6.00%	6.00%	6.00%
Surcharge on VAT paid					12.00%
Income tax rate percentage					25.00%	25.00%	25.00%
Income tax rate percentage	[1]				(26.00%)	(1.40%)
Unrecognized tax benefits					¥ 0	¥ 0
High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate, remainder of fiscal year		15.00%
Preferential tax rate, in two years		15.00%
Preferential tax rate, in three years		15.00%
Preferential tax rate, in four years		15.00%
HONG KONG
Income Tax Disclosure [Line Items]
Income tax rate percentage					16.50%
Accumulated operating loss carryforwards not subject to expiration					¥ 98,119,000
CHINA
Income Tax Disclosure [Line Items]
Income tax rate percentage					25.00%
Percentage of research and development expenses entitled to claim by enterprise			50.00%		75.00%
PRC withholding tax rate					10.00%
Deferred tax liability					¥ 0
Undistributed earnings of subsidiaries					516,021,000	¥ 0
Net tax operating losses from PRC subsidiaries					¥ 4,359,000
CHINA | Minimum [Member]
Income Tax Disclosure [Line Items]
Net tax operating losses expiration year					Dec. 31, 2019
CHINA | Maximum [Member]
Income Tax Disclosure [Line Items]
Net tax operating losses expiration year					Dec. 31, 2023
CHINA | Software Enterprise [Member]
Income Tax Disclosure [Line Items]
Exemption period for income tax					2 years
Reduction in tax rate for stated period following the exemption period					50.00%
Preferential tax rate						0.00%
CHINA | Software Enterprise [Member] | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate				12.50%
CHINA | High and New Technology Enterprises [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage					25.00%
Exemption period for income tax					3 years
Preferential tax rate					15.00%
SINGAPORE
Income Tax Disclosure [Line Items]
Income tax rate percentage					17.00%
Accumulated operating loss carryforwards not subject to expiration					¥ 27,741,000
Inland Revenue, Hong Kong [Member]
Income Tax Disclosure [Line Items]
Minimum ownership percentage to be held by foreign investors, description					Income tax of 10% on dividends distributed by a FIE
PRC withholding tax rate					5.00%
CAYMAN ISLANDS
Income Tax Disclosure [Line Items]
Effect of different tax rates available to different jurisdictions					¥ 0.00

[1]	Effect of different tax rates available to different jurisdictions is mainly driven by the fair value loss of derivatives liabilities recognized in relation to the conversion features of the Pre-IPO Preferred Shares (Note 19) in HUYA which is subject to an income tax rate of 0% under the tax laws of Cayman Islands.